Columbia Floating Rate Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXVII CLO Ltd.(a),(b)
Series 2024-2A Class DR3
3-month Term SOFR + 3.000% Floor 3.000% 10/28/2034	7.553%	3,000,000	2,953,014
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class DR2
3-month Term SOFR + 3.100% Floor 3.100% 04/19/2034	7.370%	2,000,000	2,000,218
Ballyrock CLO Ltd.(a),(b)
Series 2021-16A Class C1R
3-month Term SOFR + 2.750% Floor 2.750% 04/20/2038	7.050%	3,000,000	2,903,133
Carlyle US CLO Ltd.(a),(b)
Series 2021-2A Class D1R
3-month Term SOFR + 2.850% Floor 2.850% 04/20/2038	4.323%	3,000,000	2,955,954
Elmwood CLO Ltd.(a),(b)
Series 2022-5A Class D1RR
3-month Term SOFR + 2.950% Floor 2.950% 07/17/2037	7.253%	2,000,000	1,979,318
Palmer Square CLO Ltd.(a),(b)
Series 2021-1A Class C1R
3-month Term SOFR + 2.700% Floor 2.700% 04/20/2038	6.970%	3,000,000	2,956,209
Series 2023-1A Class D1R
3-month Term SOFR + 2.650% Floor 2.650% 01/20/2038	6.920%	3,000,000	2,969,982
TCW CLO Ltd.(a),(b)
Series 2018-1A Class D1R3
3-month Term SOFR + 3.500% 10/25/2035	7.782%	2,000,000	1,986,504
Total Asset-Backed Securities — Non-Agency (Cost $21,029,072)			20,704,332

Common Stocks 0.6%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
Windstream Services LLC(c)	139,708	2,663,183
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.0%
Clear Channel Outdoor Holdings, Inc.(c)	198,952	195,809
iHeartMedia, Inc., Class A(c)	84,607	87,145
Star Tribune Co. (The)(c),(d),(e)	1,098	—
Total		282,954
Total Communication Services		2,946,137
Consumer Discretionary 0.0%
Household Durables 0.0%
Serta Simmons Bedding LLC(c),(e)	394	3,743
Total Consumer Discretionary		3,743
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
New Frontera Holdings(c)	64,498	499,860
Southcross Energy Partners LLC(c),(d),(e)	107,918	0
Southcross Energy Partners LLC, Class A(c),(d),(e)	2,041,444	2
Total		499,862
Total Energy		499,862
Financials 0.0%
Financial Services 0.0%
Bright Bidco BV(c)	4,398	2,344
Total Financials		2,344
Health Care 0.1%
Health Care Providers & Services 0.1%
Envision Healthcare(c)	33,311	410,558
Total Health Care		410,558
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(e)	1,474	23,595
Machinery 0.0%
TNT Crane and Rigging, Inc.(c)	60,744	50,630
Total Industrials		74,225
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(e)	8,710	1,132

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.0%
Avaya Holdings Corp.(c)	6,992	41,952
Avaya Holdings Corp.(c)	33,749	202,494
Total		244,446
Total Information Technology		245,578
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(e)	1,684,573	2
Total Materials		2
Total Common Stocks (Cost $6,535,081)		4,182,449

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(d),(e)	7.000%	9,297	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $201,433)			0

Corporate Bonds & Notes 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
IHO Verwaltungs GmbH(a),(f)
05/15/2029	6.375%	1,500,000	1,441,752
Chemicals 0.2%
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	1,000,000	923,672
WR Grace Holdings LLC(a)
08/15/2029	5.625%	1,000,000	886,493
Total			1,810,165
Finance Companies 0.6%
OneMain Finance Corp.
09/15/2030	4.000%	1,500,000	1,328,738
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,500,000	1,540,872
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	1,250,000	1,212,123
Total			4,081,733
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.2%
SM Energy Co.(a)
08/01/2029	6.750%	1,500,000	1,402,169
Total Corporate Bonds & Notes (Cost $8,765,123)			8,735,819

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
Floating Rate 1.1%
Invesco Senior Loan ETF	190,000	3,936,800
SPDR Blackstone Senior Loan ETF	95,000	3,874,100
Total		7,810,900
Total Exchange-Traded Fixed Income Funds (Cost $7,984,750)		7,810,900

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings II LLC(c),(d),(e)	25,356	336,221
Total Communication Services		336,221
Total Rights (Cost $329,628)		336,221

Senior Loans 91.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bleriot US Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 10/31/2030	7.049%	746,250	740,653
Goat Holdco LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.320%	1,197,282	1,176,833
TransDigm, Inc.(b),(g)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.799%	3,117,538	3,084,149
Total			5,001,635
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.6%
AAdvantage Loyality IP Ltd./American Airlines, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.522%	2,547,810	2,490,484
American Airlines, Inc.(b),(g)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.507%	2,264,192	2,195,791
Total			4,686,275
Automotive 1.3%
American Axle & Manufacturing, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.197%	2,616,426	2,552,664
Clarios Global LP(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.822%	3,843,987	3,762,571
1-month Term SOFR + 2.750% 01/28/2032	7.072%	364,936	356,879
First Brands Group LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	1,189,324	1,102,039
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.541%	1,635,265	1,512,620
Total			9,286,773
Brokerage/Asset Managers/Exchanges 4.5%
Allspring Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	1,945,677	1,939,081
Aretec Group, Inc.(b),(g)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.822%	3,349,311	3,328,378
DRW Holdings LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.822%	1,200,000	1,197,000
Focus Financial Partners LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.072%	2,247,308	2,217,689
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIH Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.799%	2,244,375	2,241,570
GTCR Everest Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.049%	2,493,750	2,476,992
Jane Street Group LLC(b),(g)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.313%	1,761,792	1,736,211
Jefferies Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.323%	2,664,987	2,661,656
June Purchaser LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/28/2031	1.625%	237,910	237,686
June Purchaser LLC(b),(g)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	1,427,459	1,426,117
Osaic Holdings, Inc.(b),(g),(h)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.822%	4,289,067	4,268,436
PEX Holdings LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	4,084,721	4,064,298
Russell Investments US Institutional Holdco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 6.500% Floor 1.000% 05/30/2027	10.780%	4,195,562	3,890,880
VFH Parent LLC(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.822%	1,232,625	1,226,462
Total			32,912,456
Building Materials 3.8%
Cornerstone Building Brands, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.672%	1,809,464	1,577,744

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.822%	178,414	146,355
Foundation Building Materials, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.791%	2,961,538	2,836,650
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.280%	464,321	426,678
Gulfside Supply, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.299%	1,877,612	1,858,498
Johnstone Supply LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.820%	2,972,306	2,943,504
Kodiak BP LLC(b),(g)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.035%	3,361,935	3,225,642
LBM Acquisition LLC (b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.179%	1,888,574	1,783,532
Madison Safety & Flow LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.072%	781,209	774,373
Park River Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.799%	1,119,439	1,051,221
Quikrete Holdings, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.572%	1,919,885	1,880,776
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.572%	1,483,835	1,458,640
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.572%	1,093,405	1,070,542
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Smyrna Ready Mix Concrete LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.323%	1,700,000	1,657,500
Specialty Building Products Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.172%	997,387	929,375
White Cap Supply Holdings LLC(b),(g)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.575%	4,255,419	4,140,310
Total			27,761,340
Cable and Satellite 1.6%
CSC Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.822%	2,727,772	2,651,231
DIRECTV Financing LLC(b),(g)
Term Loan
3-month Term SOFR + 5.000% Floor 0.750% 08/02/2027	9.541%	324,453	324,018
Iridium Communications, Inc.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.572%	1,143,194	1,131,945
Sunrise Financing Partnership(b),(g)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.793%	3,265,518	3,243,345
Telesat Canada(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.325%	4,156,123	2,270,282
Virgin Media Bristol LLC(b),(g)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.686%	1,975,000	1,943,795
Total			11,564,616
Chemicals 3.3%
A-AP Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.072%	939,091	935,569
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos Quattro Holdings UK Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.672%	2,623,995	2,230,396
Ineos US Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.325%	1,488,750	1,389,748
1-month Term SOFR + 3.000% 02/07/2031	7.322%	2,030,905	1,873,510
Innophos Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.686%	2,637,882	2,589,081
Olympus Water US Holding Corp.(b),(g)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.299%	2,312,590	2,281,046
Rockpoint Gas Storage Partners LP(b),(g)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.299%	2,241,043	2,210,924
Sparta US Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 08/02/2030	7.319%	1,935,000	1,895,333
Tronox Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.809%	1,246,875	1,169,294
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.549%	865,694	811,856
USALCO LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	1.000%	110,981	110,518
USALCO LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.299%	1,074,473	1,069,993
Windsor Holdings III LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.073%	3,877,076	3,817,951
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.549%	1,718,909	1,683,465
Total			24,068,684
Consumer Cyclical Services 4.3%
AlixPartners LLP(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.936%	2,404,816	2,401,474
Allied Universal Holdco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/12/2028	8.172%	1,964,377	1,961,391
AmSpec Parent LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 12/22/2031	1.000%	248,889	248,267
AmSpec Parent LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 12/22/2031	8.549%	1,617,778	1,613,733
Arches Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.672%	2,545,918	2,491,181
Conservice Midco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 05/13/2030	7.322%	3,752,915	3,727,883
Corporation Service Co.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.322%	2,607,939	2,579,695
Cushman & Wakefield US Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	7.572%	1,911,745	1,910,158
Ensemble RCM LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.280%	1,436,324	1,434,083

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Fleet Midco I Ltd.(b),(e),(g)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.055%	2,453,155	2,440,890
OMNIA Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 07/25/2030	7.033%	1,990,000	1,979,214
PG Polaris Bidco SARL(b),(g)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.299%	2,982,954	2,969,531
Prime Security Services Borrower LLC(b),(g)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.319%	1,469,418	1,461,909
Raven Acquisition Holdings LLC(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 11/19/2031	3.250%	254,922	252,008
Raven Acquisition Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.572%	3,568,902	3,528,109
WW International, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/13/2028	8.041%	2,871,875	667,711
Total			31,667,237
Consumer Products 2.3%
Bombardier Recreational Products, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.072%	977,384	941,143
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.072%	2,894,841	2,812,135
Osmosis Buyer Ltd.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.319%	2,981,013	2,942,886
Recess Holdings, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.025%	1,859,093	1,839,926
SRAM LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 02/27/2032	6.570%	2,756,457	2,659,981
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SWF Holdings I Corp.(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	150,486	149,733
SWF Holdings I Corp.(b),(g)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.822%	112,864	112,300
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.436%	1,132,522	925,033
Topgolf Callaway Brands Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/15/2030	7.322%	623,565	584,854
Weber-Stephen Products LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.686%	4,234,239	3,964,306
Total			16,932,297
Diversified Manufacturing 3.4%
EMRLD Borrower LP(b),(g)
Term Loan
3-month Term SOFR + 2.500% 08/04/2031	6.799%	599,042	591,183
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	2,486,520	2,454,518
Filtration Group Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/21/2028	7.322%	3,391,255	3,384,608
Gates Corp.(b),(g)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 11/16/2029	6.072%	982,368	973,664
Hobbs & Associates LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	7.072%	1,499,659	1,465,287
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(g)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	2,048,016	2,000,481
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Madison IAQ LLC(b),(g)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.762%	3,622,642	3,585,076
Madison IAQ LLC(b),(g),(h)
Term Loan
3-month Term SOFR + 3.250% 03/26/2032	7.510%	702,295	694,836
TK Elevator Midco GmbH(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2030	7.237%	4,591,461	4,568,504
Vertiv Group Corp.(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.069%	1,860,017	1,851,758
WEC US Holdings Ltd.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.574%	3,072,225	3,040,735
Total			24,610,650
Electric 3.5%
Alpha Generation LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.072%	1,562,418	1,561,309
Calpine Construction Finance Co. LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.322%	1,389,943	1,384,147
Carroll County Energy LLC(b),(g)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.549%	2,795,918	2,798,714
Compass Power Generation LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.072%	949,905	951,386
Constellation Renewables LLC(b),(g)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.563%	2,000,000	1,996,260
Cornerstone Generation(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	1,787,918	1,787,542
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EFS Cogen Holdings I LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	7.799%	3,172,183	3,169,550
Hamilton Projects Acquiror LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 05/30/2031	7.322%	2,750,668	2,755,592
New Frontera Holdings LLC(b),(e),(g)
1st Lien Term Loan
1-month Term SOFR + 13.000% Floor 1.000% 07/28/2026	17.583%	979,319	1,420,012
New Frontera Holdings LLC(b),(g)
2nd Lien Term Loan
1-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.083%	3,442,275	3,304,584
Oregon Clean Energy LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/12/2030	7.799%	1,131,766	1,130,589
South Field Energy LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	1,054,809	1,048,881
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.549%	1,005,090	999,442
West Deptford Energy Holdings LLC(b),(g),(h)
Term Loan
1-month Term SOFR + 3.750% 08/03/2026	8.172%	1,193,340	1,112,050
Total			25,420,058
Environmental 1.6%
EnergySolutions LLC/Envirocare of Utah LLC (b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.572%	3,485,590	3,463,805
GFL Environmental Services, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.819%	2,000,000	1,970,000
Northstar Group Services, Inc.(b),(g)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	1,342,003	1,339,910

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reworld Holding Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.579%	3,152,703	3,136,940
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.579%	242,820	241,606
Tidal Waste & Recycling Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 10/24/2031	7.799%	1,732,056	1,731,328
Total			11,883,589
Food and Beverage 2.8%
A-AG US GSI Bidco, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.299%	2,164,734	2,159,322
Aramark Intermediate HoldCo Corp.(b),(g)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.322%	1,023,518	1,024,286
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.322%	412,469	411,780
Aspire Bakeries Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.572%	1,252,717	1,249,585
CHG PPC Parent LLC(b),(e),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.436%	1,239,371	1,236,273
Dechra Pharmaceuticals Holdings Ltd.(b),(g)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.513%	4,326,713	4,278,037
Golden State Foods LLC(b),(g)
Term Loan
1-month Term SOFR + 4.250% 12/04/2031	8.571%	2,361,123	2,362,398
Naked Juice LLC(b),(g)
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.399%	1,000,000	201,430
Primary Products Finance LLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.535%	1,920,427	1,892,312
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primo Brands Corp.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.549%	4,763,140	4,720,272
Utz Quality Foods LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.822%	989,093	982,169
Total			20,517,864
Gaming 4.3%
Caesars Entertainment, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.563%	2,620,638	2,580,018
ECL Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.822%	1,990,124	1,970,223
Entain PLC(b),(g)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.053%	3,218,827	3,213,452
Fertitta Entertainment LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/27/2029	7.822%	2,614,453	2,544,203
Flutter Entertainment PLC(b),(g)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.049%	2,900,733	2,851,798
HRNI Holdings LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.672%	4,253,864	4,175,891
Jack Ohio Finance LLC(b),(g)
Term Loan
1-month Term SOFR + 4.000% 01/28/2032	8.322%	823,039	815,837
Light and Wonder International, Inc.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.570%	1,880,078	1,873,817
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ontario Gaming GTA LP(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.549%	3,962,866	3,826,147
PCI Gaming Authority(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.322%	2,747,708	2,722,181
Scientific Games Holdings LP (b),(g)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.285%	4,643,180	4,597,398
Total			31,170,965
Health Care 4.0%
Auris Luxembourg III SARL(b),(g),(h)
Tranche B6 Term Loan
3-month Term SOFR + 3.750% 02/28/2029	7.882%	2,235,025	2,205,232
CHG Healthcare Services, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 09/29/2028	7.313%	1,640,958	1,634,804
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.077%	617,241	602,582
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 07/06/2029	8.049%	2,726,341	2,710,147
Medline Borrower LP(b),(g)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.572%	3,148,033	3,124,738
Parexel International, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.822%	2,201,601	2,187,027
Pluto Acquisition I, Inc.(b),(g)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.803%	777,784	775,194
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.302%	2,862,955	2,472,877
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Resonetics LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 06/18/2031	7.545%	872,500	863,531
Southern Veterinary Partners LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.527%	2,577,826	2,567,849
Star Parent, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.299%	2,708,368	2,615,281
Surgery Center Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.070%	3,617,397	3,602,711
Team Health Holdings, Inc.(b),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	9.530%	1,597,836	1,551,307
Upstream Newco, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.791%	3,877,089	2,780,609
Total			29,693,889
Home Construction 0.2%
TECTA America Corp.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.322%	1,674,699	1,655,507
Independent Energy 0.1%
Hilcorp Energy I LP(b),(g)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.321%	989,461	972,145
Leisure 1.7%
Alterra Mountain Co.(b),(g)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.072%	1,459,564	1,457,739
Bulldog Purchaser, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.035%	1,680,883	1,670,377

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(b),(g)
Term Loan
1-month Term SOFR + 2.000% 08/08/2027	6.329%	344,521	343,877
1-month Term SOFR + 2.000% 10/18/2028	6.329%	903,593	899,645
Cinemark USA, Inc.(b),(g)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.065%	3,804,641	3,791,972
Crown Finance US, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.569%	1,431,804	1,417,042
EOC Borrower LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.322%	618,471	609,707
Motion Acquisition Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.799%	1,995,000	1,880,287
Total			12,070,646
Lodging 0.6%
Hilton Grand Vacations Borrower LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.322%	1,740,829	1,706,013
Travel + Leisure Co.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.822%	2,910,687	2,852,996
Total			4,559,009
Media and Entertainment 4.4%
Cengage Learning, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.827%	4,396,133	4,372,658
CMG Media Corp.(b),(g)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.899%	2,417,007	2,279,551
Creative Artists Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.072%	3,539,519	3,518,034
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dotdash Meredith, Inc.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	7.824%	1,468,440	1,420,716
E.W. Scripps Co. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.563% 05/01/2026	7.002%	314,824	272,781
3-month Term SOFR + 5.750% 06/30/2028	10.156%	535,933	454,356
Tranche B3 Term Loan
1-month Term SOFR + 3.350% Floor 0.750% 05/12/2025	7.756%	496,828	410,231
Emerald X, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 01/30/2032	8.072%	1,750,000	1,746,728
Gray Television, Inc.(b),(g)
Tranche D Term Loan
1-month Term SOFR + 3.000% 12/01/2028	7.438%	2,902,116	2,673,284
Hubbard Radio LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% Floor 1.000% 09/30/2027	8.822%	1,991,461	1,304,407
iHeartCommunications, Inc.(b),(g)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	10.213%	1,613,999	1,240,084
MH Sub I LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% 12/31/2031	8.572%	7	6
Plano Holdco, Inc.(b),(g),(h)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.799%	1,315,976	1,288,736
Playtika Holding Corp.(b),(g),(h)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.186%	4,317,927	4,210,411
Sinclair Television Group, Inc.(b),(g)
Tranche B6 Term Loan
1-month Term SOFR + 3.300% 12/31/2029	7.736%	1,186,254	925,278
StubHub Holdco Sub LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.072%	3,343,714	3,287,306
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Talent Agency LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 07/07/2028	8.079%	997,481	994,987
Univision Communications, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.686%	2,043,929	1,934,067
Total			32,333,621
Midstream 3.2%
AL GCX Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.321%	1,979,720	1,962,398
CQP Holdco LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.299%	3,972,079	3,948,604
Epic Crude Services LP(b),(g)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.256%	2,473,003	2,468,156
GIP Pilot Acquisition Partners LP(b),(g)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.277%	2,820,336	2,795,658
ITT Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 10/11/2030	7.072%	3,587,894	3,556,500
NGP XI Midstream Holdings LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 07/25/2031	7.799%	1,146,283	1,129,089
Oryx Midstream Services Permian Basin LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.573%	2,656,840	2,627,375
Traverse Midstream Partners LLC(b),(g)
Term Loan
3-month Term SOFR + 3.000% 02/16/2028	7.280%	3,378,605	3,361,712
WhiteWater DBR Holdco LLC(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.549%	1,931,375	1,924,731
Total			23,774,223
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.325%	132,937	131,220
Oil Field Services 0.9%
ChampionX Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 06/07/2029	7.172%	1,970,000	1,965,568
Goodnight Water Solutions Holdings LLC(b),(g)
Term Loan
1-month Term SOFR + 4.500% 06/04/2029	8.822%	2,014,823	1,954,379
Lealand Finance Co. BV(b),(g)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.436%	33,314	16,601
1-month Term SOFR + 1.000% 12/30/2027	5.436%	499,077	215,436
MRC Global US, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 10/29/2031	7.822%	2,716,651	2,696,276
Total			6,848,260
Other Financial Institutions 2.2%
19th Holdings Golf LLC(b),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.671%	1,227,904	1,168,044
Acuren Delaware Holdco, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.072%	972,652	941,864
BCP VI Summit Holdings LP(b),(g)
Term Loan
1-month Term SOFR + 3.500% 01/30/2032	7.822%	1,636,238	1,628,400
Chrysaor Bidco SARL(b),(g),(h),(i)
Delayed Draw Term Loan
3-month Term SOFR + 1.050% Floor 0.500% 10/30/2031	1.050%	33,328	33,342
Chrysaor Bidco SARL(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 10/30/2031	7.742%	449,523	449,712

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Citco Funding LLC(b),(g)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.934%	1,551,879	1,553,043
FinCo I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 06/27/2029	6.572%	1,823,649	1,817,267
GBT Group Services BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/28/2031	6.783%	1,995,000	1,973,673
Hunter Douglas Holding BV(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/17/2032	7.549%	1,998,093	1,941,906
Opal US LLC(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/31/2032	7.572%	3,027,702	2,999,332
Trans Union LLC(b),(g)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.072%	1,843,500	1,831,978
Total			16,338,561
Other Industry 1.9%
Artera Services LLC(b),(g)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.799%	1,678,434	1,594,781
Bach Finance Ltd.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/09/2032	7.496%	500,000	498,750
Brand Industrial Services, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.791%	961,625	887,281
Catawba Nation Gaming Authority(b),(g)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.053%	3,204,547	3,177,854
Grant Thornton Advisors LLC(b),(g),(h),(i)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	1.000%	35,031	34,719
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Grant Thornton Advisors LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	7.072%	3,493,292	3,462,166
Hillman Group, Inc. (The)(b),(g)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.329%	1,352,774	1,335,865
WireCo WorldGroup, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.022%	3,586,299	3,263,532
Total			14,254,948
Other REIT 0.1%
OEG Borrower LLC(b),(g)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.795%	597,649	593,914
Packaging 3.1%
Anchor Packaging LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.579%	2,745,524	2,737,288
Charter Next Generation, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.071%	4,275,863	4,258,759
Clydesdale Acquisition Holdings, Inc.(b),(g),(h)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	1.194%	12,427	12,317
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.250% 04/01/2032	7.548%	710,860	704,554
Clydesdale Acquisition Holdings, Inc.(b),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.497%	3,995,703	3,965,256
Flint Group Packaging Inks North America Holdings LLC(b),(g)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.641%	2,308,867	237,490
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.791%	2,990,886	2,871,251
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LC Ahab US Bidco LLC(b),(g)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.322%	3,528,436	3,422,583
Mauser Packaging Solutions Holding Co.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 04/15/2027	7.319%	1,360,981	1,338,865
Tosca Services LLC(b),(g)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.820%	1,566,580	1,561,692
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.920%	1,952,699	1,661,025
Total			22,771,080
Paper 0.3%
Verde Purchaser LLC(b),(g)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.299%	2,218,681	2,196,849
Property & Casualty 4.3%
Alliant Holdings Intermediate LLC(b),(g)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.073%	3,374,573	3,348,555
AmWINS Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.572%	2,992,500	2,975,203
AssuredPartners, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.822%	3,259,864	3,259,016
Asurion LLC(b),(g)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.572%	856,778	817,958
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	7.686%	723,670	717,223
Asurion LLC (b),(g)
Tranche B11 Term Loan
1-month Term SOFR + 4.250% 08/19/2028	8.672%	491,228	475,273
Broadstreet Partners, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.322%	3,305,079	3,286,768
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b),(g)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.769%	4,425,837	4,394,413
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(g)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.313%	4,604,778	4,578,900
Truist Insurance Holdings LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.049%	3,011,755	2,975,373
USI, Inc.(b),(g)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.549%	2,021,642	2,006,480
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.549%	2,952,277	2,931,729
Total			31,766,891
Restaurants 1.4%
Dave & Busters, Inc.(b),(g),(h)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	7.563%	1,100,302	1,024,359
Dave & Buster’s, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.563%	2,081,912	1,921,271
IRB Holding Corp.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.822%	2,689,595	2,667,110
Whatabrands LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.822%	4,643,983	4,613,008
Total			10,225,748
Retailers 1.7%
Belron Finance 2019 LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.052%	2,270,893	2,261,741
Great Outdoors Group LLC(b),(g)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.572%	3,947,318	3,851,596

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Harbor Freight Tools USA, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% 06/11/2031	6.822%	1,216,193	1,128,566
PetSmart LLC(b),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.172%	2,362,039	2,323,656
Restoration Hardware, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.936%	989,744	916,750
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.672%	2,389,327	2,229,744
Total			12,712,053
Technology 21.0%
Adeia, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.822%	2,824,534	2,796,289
Ahead DB Holdings LLC(b),(g)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 02/03/2031	7.299%	2,748,496	2,725,739
Applied Systems, Inc.(b),(g)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.750% 02/24/2031	7.049%	1,488,769	1,484,630
Ascend Learning LLC(b),(g)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.172%	1,996,853	1,956,297
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.322%	4,136,878	4,083,678
athenahealth Group, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 02/15/2029	7.322%	4,546,010	4,501,277
Atlas CC Acquisition Corp.(b),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.825%	2,877,208	1,582,838
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	8.825%	585,195	321,933
Avaya, Inc.(b),(g)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.822%	1,797,635	1,393,167
Barracuda Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.780%	1,616,806	1,339,378
BCPE Pequod Buyer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 11/25/2031	7.822%	2,097,697	2,090,271
Boost Newco Borrower LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.299%	4,057,883	4,047,738
Boxer Parent Co., Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.000% 07/30/2031	7.322%	2,996,521	2,933,174
Central Parent LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.549%	5,857,599	4,867,548
Cloud Software Group, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.049%	1,285,501	1,269,638
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/29/2029	7.799%	3,969,979	3,919,442
Cloudera, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.172%	3,270,200	3,210,944
Coherent Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.322%	2,638,591	2,605,608
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CoreLogic, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.936%	3,618,750	3,564,469
Cotiviti, Inc.(b),(g)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.074%	3,919,121	3,830,941
DCert Buyer, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 10/16/2026	8.322%	3,828,436	3,695,512
DS Admiral Bidco LLC(b),(g)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.549%	994,964	955,165
Dun & Bradstreet Corp. (The)(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.570%	2,571,919	2,561,065
Ellucian Holdings, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.322%	4,113,858	4,092,549
Flash Charm, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.791%	3,585,730	3,247,345
Fortress Intermediate 3, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.750% 06/27/2031	8.072%	2,983,388	2,916,262
Genesys Cloud Services Holdings I LLC(b),(g)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.822%	3,291,750	3,243,065
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(b),(g)
Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.799%	2,510,193	2,467,520
ICON Parent I, Inc.(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.315%	1,331,383	1,322,649
Idemia Group SAS(b),(g)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.549%	3,294,258	3,277,786
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IGT Holding IV AB(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.782%	2,988,793	2,988,793
Informatica LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.572%	2,615,916	2,609,376
Ingram Micro, Inc.(b),(g)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.053%	1,369,687	1,367,975
ION Trading Finance Ltd.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.799%	2,018,018	1,956,630
Leia Finco US LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.458%	2,657,393	2,638,207
Loyalty Ventures, Inc.(e),(g),(j)
Tranche B Term Loan
11/03/2027	14.000%	2,716,857	190,180
Lummus Technology Holdings V LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.322%	4,253,466	4,241,513
McAfee Corp.(b),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.329%	4,993,893	4,675,532
Mitchell International, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.572%	3,717,548	3,663,197
Mitnick Corporate Purchaser, Inc.(b),(g)
Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 05/02/2029	8.880%	1,177,721	822,049
MYOB US Borrower LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	8.322%	1,555,125	1,512,359
Natel Engineering Co., Inc.(b),(g)
Term Loan
1-month Term SOFR + 6.250% Floor 1.000% 04/30/2026	10.692%	2,794,243	2,503,167

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Neptune BidCo US, Inc.(b),(g)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.080%	1,529,832	1,336,966
Nielsen Consumer, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.500% 03/06/2028	7.822%	4,662,825	4,645,340
Peraton Corp.(b),(g),(h)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.172%	3,879,582	3,492,323
PointClickCare Technologies, Inc.(b),(g)
Term Loan
3-month Term SOFR + 3.250% 11/03/2031	7.549%	1,995,000	1,990,012
Project Boost Purchaser LLC(b),(g)
1st Lien Term Loan
3-month Term SOFR + 3.000% 07/16/2031	7.299%	3,279,539	3,246,285
Proofpoint, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.322%	4,703,337	4,672,765
Rackspace Finance LLC(b),(g)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.185%	2,869,752	1,151,488
Riverbed Technology LLC(b),(g)
Term Loan
3-month Term SOFR + 2.500% 07/01/2028	6.799%	452,019	241,378
Sabre GLBL, Inc.(b),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	8.672%	192,575	180,058
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.936%	299,194	283,674
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.422%	1,832,727	1,718,182
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.936%	170,690	161,837
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.422%	1,326,956	1,244,021
Sophos Holdings SARL(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.935%	760,185	758,999
Sovos Compliance, LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/13/2029	8.322%	4,455,535	4,433,257
SS&C Technologies Holdings, Inc.(b),(g)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.322%	1,078,482	1,076,573
Storable, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.572%	1,283,949	1,279,135
UKG, Inc.(b),(g)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.320%	4,891,032	4,871,713
Ultra Clean Holdings, Inc.(b),(g)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.572%	1,386,845	1,377,317
Virtusa Corp.(b),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.572%	3,374,781	3,361,417
VS Buyer LLC(b),(g)
Term Loan
3-month Term SOFR + 2.750% 04/12/2031	7.019%	599,490	596,121
World Wide Technology Holding Co. LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 03/01/2030	6.579%	997,494	992,506
Total			154,584,262
Tobacco 0.2%
Red SPV LLC(b),(g)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.579%	1,072,269	1,065,568
Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.4%
Apple Bidco LLC(b),(g)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.822%	3,684,095	3,634,765
Brown Group Holding LLC(b),(g)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.800%	3,098,703	3,064,184
First Student Bidco, Inc.(b),(g)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	2,089,836	2,078,404
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/21/2028	6.799%	1,165,060	1,158,606
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.799%	639,096	635,600
Total			10,571,559
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.5%
Crown Subsea Communications Holding, Inc.(b),(g)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.324%	3,650,645	3,643,344
Total Senior Loans (Cost $693,668,454)			670,247,736

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.503%(k),(l)	12,815,997	12,812,152
Total Money Market Funds (Cost $12,812,081)		12,812,152
Total Investments in Securities (Cost: $751,325,622)		724,829,609
Other Assets & Liabilities, Net		10,273,138
Net Assets		735,102,747
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $28,111,413, which represents 3.82% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(c)	Non-income producing investment.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2025, the total value of these securities amounted to $336,225, which represents 0.05% of total net assets.

(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
The stated interest rate represents the weighted average interest rate at April 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Represents a security purchased on a forward commitment basis.

Columbia Floating Rate Fund  | 2025

Portfolio of Investments  (continued)
Columbia Floating Rate Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
At April 30, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 1.000%	248,889
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 1.050%	33,328
Grant Thornton Advisors LLC Term Loan 06/02/2031 1.000%	35,031
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.625%	237,910
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.250%	254,922
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	150,486
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	110,981

(j)	Represents a security in default.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2025.
(l)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.503%
	30,662,393	241,699,332	(259,546,877)	(2,696)	12,812,152	(3,629)	1,755,874	12,815,997
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT149_07_R01_(06/25)